UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2016 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.50%
Adirondack Park CLO Ltd.
2013-1A, 3.880%, 04/15/2024 (a)	3,300,000	$3,300,848
2013-1A, 4.530%, 04/15/2024 (a)	2,800,000	2,774,072
Apidos CLO XIV
2013-14A, 4.380%, 04/15/2025 (a)	2,460,000	2,423,521
Apidos CLO XVI
2014-16, 6.628%, 01/21/2025 (a)	1,000,000	807,099
Ares CLO Ltd.
2012-2A, 3.574%, 10/12/2023 (a)	5,000,000	5,028,650
Ares XXIII CLO Ltd.
2012-1A, 4.100%, 04/19/2023	750,000	750,999
Bayview Financial Acquisition Trust
2007-A, 6.725%, 05/28/2037	5,800,000	6,397,449
BlueMountain CLO 2014-1 Ltd.
2014-1A, 4.337%, 04/30/2026 (a)	3,000,000	2,976,954
Carlyle Global Market Strategies CLO Ltd.
2012-2A, 2.981%, 07/20/2023 (a)	3,000,000	3,001,959
Carrington Mortgage Loan Trust
2006-NC3, 0.692%, 08/25/2036 (a)	1,699,069	1,662,128
Dryden XXII Senior Loan Fund
2011-22A, 4.880%, 01/15/2022 (a)	1,250,000	1,254,062
Eaton Vance CLO Ltd.
2013-1A, 2.702%, 11/13/2024 (a)	3,500,000	3,488,751
Equity One Mortgage Pass-Through Trust
2003-3, 4.868%, 12/25/2033 (a)	1,355,072	1,298,374
Finn Square CLO Ltd.
2012-1A, 4.457%, 12/24/2023 (a)	1,500,000	1,503,094
Home Equity Loan Trust
2007-FRE1, 0.664%, 04/25/2037 (a)	748,073	742,289
Inwood Park CDO, Ltd.
2006-1A, 4.381%, 01/20/2021 (a)	5,000,000	4,999,845
LCM XII LP
12-A, 4.578%, 10/19/2022 (a)	1,000,000	1,000,473
LCM XXII Ltd.
22-A, 4.706%, 10/20/2028 (a)	2,000,000	1,946,016
Magnetite VI Ltd.
2012-6A, 2.700%, 09/15/2023 (a)	5,000,000	5,006,775
MASTR Asset Securitization Trust
2002-NC1, 3.742%, 10/25/2032 (a)	422,188	424,675
Ownit Mortgage Loan Trust
2005-1, 1.687%, 09/25/2035 (a)	5,857,399	5,324,615
RAAC Trust
2007-RP2, 0.884%, 02/25/2046 (a)	4,037,862	3,794,940
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	31,700	31,836
2006-RS6, 0.772%, 07/25/2036 (a)	2,389,474	2,193,750
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035	1,029,063	1,062,275
Specialty Underwriting & Residential Finance Trust
2006-BC2, 4.030%, 02/25/2037	1,160,241	629,275
Structured Asset Investment Loan Trust
2006-4, 0.7220%, 07/25/2036 (a)	2,441,514	1,767,640
Tryon Park CLO Ltd.
2013-1A, 4.380%, 07/15/2025 (a)	1,250,000	1,234,462

US Residential Opportunity Fund III Trust
2016-1III, 3.475%, 07/27/2036	2,241,502	2,242,974
Venture VIII CDO Ltd.
2007-8A, 5.132%, 07/22/2021 (a)	2,500,000	2,181,383

TOTAL ASSET BACKED SECURITIES (Cost $70,828,097)		71,251,183

CORPORATE BONDS - 1.60%
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	696,421
Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,959,402
Enterprise Financial Services Corp.
4.75%, 11/01/2026 (a)	1,000,000	1,007,300
First Midwest Bancorp, Inc.
5.875%, 09/29/2026	2,000,000	2,049,668
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	2,000,000	2,082,388
Lakeland Bancorp, Inc.
5.125%, 09/30/2026 (a)	1,000,000	1,007,500
Memorial Health Services
3.496%, 05/01/2022	575,000	593,395
Preferred Bank
6.000%, 06/15/2026 (a)	1,500,000	1,590,000
Triumph Bancorp, Inc.
6.500%, 09/30/2026 (a)	1,000,000	1,035,000

TOTAL CORPORATE BONDS (Cost $11,790,904)		12,021,074

MORTGAGE BACKED SECURITIES - 49.68%
Adjustable Rate Mortgage Trust
2005-3, 3.071%, 07/25/2035 (a)	1,808,179	1,657,438
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	51,120	52,056
2004-30CB, 5.500%, 03/25/2020	284,413	287,394
2006-J3, 5.750%, 05/25/2026	1,398,358	1,250,699
2004-18CB, 5.500%, 09/25/2034	148,693	153,058
2004-27CB, 6.000%, 12/25/2034	565,436	560,803
2004-29CB, 5.375%, 01/25/2035	280,182	282,691
2004-28CB, 6.000%, 01/25/2035	1,006,641	1,023,973
2005-J2, 1.092%, 04/25/2035 (a)	653,010	538,828
2005-6CB, 7.500%, 04/25/2035	225,172	230,076
2005-21CB, 6.000%, 06/25/2035	2,021,966	2,027,295
2005-26CB, 5.500%, 07/25/2035	361,545	329,726
2005-40CB, 5.500%, 10/25/2035	118,121	104,560
2005-46CB, 5.500%, 10/25/2035	594,522	567,599
2005-63, 3.190%, 11/25/2035 (a)	2,419,518	1,933,245
2005-52CB, 5.500%, 11/25/2035	273,794	249,077
2005-52CB, 5.500%, 11/25/2035	124,591	113,344
2005-52CB, 5.500%, 11/25/2035	41,663	37,902
2005-J13, 5.500%, 11/25/2035	297,824	273,279
2005-64CB, 5.500%, 12/25/2035	99,140	92,950
2005-65CB, 1.342%, 01/25/2036 (a)	109,100	77,549
2005-65CB, 5.500%, 01/25/2036	295,579	270,779
2005-73CB, 5.750%, 01/25/2036	616,259	506,001
2005-86CB, 5.500%, 02/25/2036	325,741	282,705
2006-4CB, 1.292%, 04/25/2036 (a)	739,910	442,438
2006-6CB, 5.500%, 05/25/2036	300,252	281,589

2006-6CB, 5.500%, 05/25/2036	197,669	149,165
2006-12CB, 5.750%, 05/25/2036 (a)	1,142,815	851,983
2006-16CB, 6.000%, 06/25/2036	322,097	267,083
2006-19CB, 0.992%, 08/25/2036 (a)	1,649,541	1,017,638
2006-24CB, 5.750%, 06/25/2036	514,496	445,394
2006-19CB, 6.000%, 08/25/2036	330,542	290,714
2006-32CB, 5.500%, 11/25/2036	362,636	306,940
2006-31CB, 6.000%, 11/25/2036	54,416	44,124
2006-43CB, 6.000%, 02/25/2037	159,275	140,065
2007-8CB, 6.000%, 05/25/2037	676,985	610,197
American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036	3,045,187	1,395,044
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	912,233	922,837
2005-5, 5.500%, 06/25/2035	425,101	399,444
2005-5, 6.000%, 06/25/2035	2,032,460	2,003,738
2005-11, 5.750%, 12/25/2035	240,758	207,199
2005-12, 5.750%, 01/25/2036	884,911	760,087
2006-1, 6.500%, 02/25/2036	3,391,114	3,180,183
2006-3, 6.000%, 04/25/2036	8,951,746	8,847,773
2006-9, 0.992%, 01/25/2037 (a)	2,752,911	1,862,519
2006-9, 6.000%, 01/25/2037	604,067	511,167
2007-1, 6.247%, 04/25/2037 (a)	878,878	793,960
2006-4, 6.500%, 05/25/2046	3,186,779	3,150,232
2006-5, 6.000%, 06/25/2046	694,296	610,097
Banc of America Commercial Mortgage Trust
2016-UB10, 2.173%, 07/15/2049 (a)(b)	9,648,892	1,156,536
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	659,840	679,912
2007-4, 5.500%, 11/25/2034	1,688,609	1,674,692
2005-3, 5.500%, 06/25/2035	165,236	173,315
2005-4, 5.500%, 08/25/2035	148,181	154,057
2005-5, 5.500%, 09/25/2035	821,492	848,593
2005-7, 5.750%, 11/25/2035	120,681	123,908
2005-7, 6.000%, 11/25/2035	523,000	536,959
2006-B, 3.057%, 03/20/2036 (a)	1,910,194	1,577,465
2006-5, 5.750%, 09/25/2036	1,876,719	1,803,030
2006-7, 6.000%, 09/25/2036	2,319,339	2,149,693
2007-1, 6.189%, 01/25/2037	2,072,167	1,771,670
2007-2, 0.652%, 03/25/2037 (a)	1,431,037	1,039,383
2007-2, 1.192%, 03/25/2037 (a)	794,744	541,218
2007-3, 1.022%, 04/25/2037 (a)	2,753,704	1,949,525
2007-5, 5.500%, 07/25/2037	2,466,237	2,050,237
Banc of America Mortgage Trust
2004-1, 5.000%, 02/25/2019	575,485	578,299
2004-7, 4.500%, 08/25/2019	232,826	232,262
2004-10, 5.000%, 12/25/2019	144,722	147,793
2005-A, 2.961%, 02/25/2035 (a)	2,183,894	2,181,767
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (a)	595,661	572,427
Bear Stearns ARM Trust
2004-12, 3.343%, 02/25/2035 (a)	1,038,727	1,002,809
Bear Stearns Asset Backed Securities Trust
2004-AC5, 5.750%, 10/25/2034	479,102	475,068
2005-AC8, 5.500%, 11/25/2035	18,261	22,082
CD Mortgage Trust
2016-CD1, 1.581%, 08/12/2049 (a)(b)	10,327,037	1,038,768
Chase Mortgage Finance Trust
2005-A1, 3.049%, 12/25/2035 (a)	2,997,236	2,808,188

2007-S3, 6.000%, 05/25/2037	2,953,285	2,397,835
2006-S4, 6.000%, 12/25/2036	1,470,942	1,228,154
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	956,736	899,875
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	73,634	70,649
2003-37, 3.168%, 09/25/2033 (a)	2,153,209	2,074,817
2003-44, 5.000%, 10/25/2033	928,000	948,684
2004-4, 5.500%, 05/25/2034	741,874	744,076
2004-J9, 5.500%, 01/25/2035	730,296	738,958
2004-HYB5, 3.197%, 04/20/2035 (a)	1,679,714	1,536,398
2005-HYB2, 2.879%, 05/20/2035 (a)	4,044,088	3,948,978
2005-J3, 5.500%, 09/25/2035	361,274	347,844
2005-27, 5.500%, 12/25/2035	58,993	51,660
2005-30, 5.500%, 01/25/2036	97,736	95,343
2005-HY10, 2.864%, 02/20/2036 (a)	109,893	91,096
2005-HY10, 3.245%, 02/20/2036 (a)	942,361	792,652
2006-J1, 6.000%, 02/25/2036	57,914	48,321
2006-J4, 6.250%, 09/25/2036	37,527	32,099
2006-18, 6.000%, 12/25/2036	311,678	279,716
2007-J2, 6.000%, 07/25/2037	381,012	296,102
2007-HY5, 3.312%, 09/25/2047 (a)	737,210	672,136
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	171,233	173,765
2007-4, 5.500%, 05/25/2022	295,960	300,469
2006-1, 6.000%, 02/25/2036	324,000	326,404
2006-3, 5.750%, 06/25/2036	691,373	676,718
2006-3, 6.250%, 06/25/2036	2,309,016	2,310,034
2007-3, 5.500%, 04/25/2037	431,993	429,388
Citigroup Commercial Mortgage Trust
2013-GC11, 4.603%, 04/10/2046 (a)	4,710,000	4,227,181
2016-C2, 1.948%, 08/10/2049 (a)(b)	14,803,967	1,885,462
2016-C3, 1.223%, 11/15/2049 (a)(b)	30,300,000	2,499,062
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 09/25/2033	188,705	197,447
2005-12, 1.334%, 08/25/2035 (a)	1,070,234	890,024
2006-WF1, 5.202%, 03/25/2036	714,320	520,838
2006-AR7, 3.182%, 11/25/2036 (a)	5,812,692	4,936,259
2005-WF1, 5.330%, 11/25/2034	2,742,380	2,762,376
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	58,672	60,367
2007-A4, 5.500%, 04/25/2022	82,414	83,353
2006-A2, 1.192%, 05/25/2036 (a)	1,267,606	938,077
2006-A3, 1.184%, 07/25/2036 (a)	429,761	305,678
COMM Mortgage Trust
2012-CR5, 1.888%, 12/10/2045 (a)(b)	14,248,188	971,352
2014-CR20, 0.177%, 11/10/2047 (a)(b)	135,999,000	1,232,994
2014-CR21, 0.125%, 12/10/2047 (b)	83,516,000	479,031
2014-CR21, 1.146%, 12/10/2047 (b)	20,853,800	1,148,235
2013-CR11, 1.324%, 10/10/2046 (b)	24,525,100	1,324,208
Countrywide Mortgage-Backed Securities Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	7,589,291	7,652,152
Credit Suisse First Boston Mortgage Securities Corp.
2004-8, 5.500%, 12/25/2034	511,995	513,984
2005-3, 5.500%, 07/25/2035	806,145	810,054
2005-10, 5.500%, 11/25/2035	544,000	506,034
2005-10, 5.750%, 11/25/2035	112,093	96,176
2005-10, 6.000%, 11/25/2035	379,901	234,701

Credit Suisse Mortgage Capital Certificates
2006-2, 6.000%, 03/25/2036	2,708,157	2,045,001
CSAIL Commercial Mortgage Trust
2015-C3, 1.022%, 08/15/2048 (a)(b)	68,983,810	3,404,903
CSFB Mortgage-Backed Trust
2004-7, 5.250%, 10/25/2019	24,914	25,184
CSMC Mortgage-Backed Trust
2011-13R, 2.938%, 02/27/2036 (a)	5,530,529	4,334,316
2007-4R, 4.668%, 10/26/2036 (a)	478,215	398,537
2007-5, 5.000%, 10/25/2024	100,680	100,652
2007-5, 6.000%, 10/25/2024	1,796,315	1,833,086
2006-1, 5.500%, 02/25/2036	481,109	452,937
2006-1, 5.500%, 02/25/2036	143,438	139,979
2006-4, 6.000%, 05/25/2036	576,240	495,061
2006-4, 7.000%, 05/25/2036	710,422	399,292
2006-7, 6.000%, 08/25/2036	1,332,520	1,288,874
2007-2, 5.750%, 03/25/2037	265,587	229,746
2007-3, 5.500%, 04/25/2037	1,746,544	1,719,642
2007-3, 5.500%, 04/25/2037	1,176,791	1,158,664
2006-4, 6.000%, 05/25/2036 (a)	659,931	566,962
DBJPM Mortgage Trust
2016-C3, 1.663%, 09/10/2049 (a)(b)	17,120,617	1,895,790
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 1.092%, 05/25/2035 (a)	3,320,036	2,848,145
2005-6, 5.500%, 12/25/2035	2,618,677	2,377,631
Deutsche Alt-B Securities Mortgage Loan Trust
2006-AB4, 0.684%, 10/25/2036 (a)	1,354,053	894,587
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	175,367	170,526
2005-FA11, 5.250%, 02/25/2021	222,689	214,970
2006-FA6, 5.750%, 11/25/2021	59,169	58,839
2004-FA1, 6.250%, 10/25/2034	969,507	1,002,321
2005-FA4, 5.500%, 06/25/2035	84,238	76,457
2006-FA2, 6.000%, 05/25/2036	3,570,576	2,863,816
2006-FA4, 6.000%, 08/25/2036	248,989	207,573
2004-AA6, 2.714%, 01/25/2035 (a)	926,033	899,465
2006-FA1, 5.750%, 04/25/2036	3,782,163	3,014,936
2006-FA1, 6.000%, 04/25/2036	1,015,300	827,155
2007-FA4, 6.250%, 08/25/2037 (a)	884,527	704,365
Freddie Mac Multifamily Structured Pass Through Certificates
K-056, 1.401%, 05/25/2026 (a)(b)	20,304,915	1,874,314
K-723, 0.893%, 08/25/2023 (a)(b)	32,000,000	1,693,334
K-057, 1.327%, 07/25/2026 (a)(b)	23,894,314	2,136,508
K-058, 0.931%, 09/25/2049 (a)(b)	13,646,500	974,618
GMACM Mortgage Loan Trust
2003-AR1, 3.624%, 10/19/2033 (a)	641,317	636,044
2004-J2, 5.500%, 06/25/2034	115,429	113,943
GS Mortgage Securities Trust
2011-GC5, 5.566%, 08/10/2044 (a)	2,035,000	2,024,517
2013-GC14, 4.923%, 08/10/2046 (a)	2,500,000	2,237,325
2016-GS2, 1.823%, 05/10/2049 (a)(b)	17,077,498	1,878,901
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	54,432	46,135
2006-3, 0.892%, 03/25/2036 (a)	599,753	407,543
2006-6, 6.121%, 03/25/2036	97,147	51,522
2006-18, 5.682%, 11/25/2036	2,464,441	1,267,695
2007-7, 0.772%, 07/25/2037 (a)	4,959,246	4,538,487
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	219,291	227,363
2005-1F, 6.000%, 01/25/2035	48,300	48,892

2005-AR2, 2.998%, 04/25/2035 (a)	93,055	91,879
2005-6F, 5.250%, 07/25/2035	305,818	322,796
2005-7F, 6.000%, 09/25/2035	84,398	90,175
2006-4F, 5.000%, 05/25/2036	516,870	486,017
2006-5F, 6.000%, 06/25/2036	469,048	449,880
2005-AR4, 3.163%, 07/25/2035 (a)	1,239,278	1,135,564
HarborView Mortgage Loan Trust
2004-7, 2.880%, 11/19/2034 (a)	646,099	599,361
2006-6, 3.195%, 08/19/2036 (a)	1,742,931	1,419,158
Impac CMB Trust
2005-5, 1.092%, 08/25/2035 (a)	1,681,158	1,473,851
Impac Secured Assets CMN Owner Trust
2004-2, 4.957%, 08/25/2034	1,389,708	1,424,050
IndyMac INDX Mortgage Loan Trust
2004-AR1, 1.192%, 04/25/2034 (a)	819,919	807,852
2004-AR6, 3.066%, 10/25/2034 (a)	827,051	802,038
2005-AR3, 3.379%, 04/25/2035 (a)	2,737,445	2,576,154
2005-AR23, 3.015%, 11/25/2035 (a)	2,815,108	2,351,241
2006-AR3, 3.007%, 03/25/2036 (a)	1,090,430	879,167
2006-AR25, 3.136%, 09/25/2036 (a)	4,641,769	4,167,893
2006-AR25, 3.316%, 09/25/2036 (a)	4,307,906	3,563,561
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	229,374	213,065
2005-S1, 5.500%, 12/25/2035	172,681	160,403
2006-S2, 6.050%, 05/25/2036	31,274	29,493
2006-A5, 2.817%, 10/25/2036 (a)	4,426,891	3,976,604
2008-R4, 6.000%, 12/27/2036	4,871,931	4,004,596
JP Morgan Chase Commercial Mortgage Securities Trust
2007-CB20, 0.476%, 02/12/2051 (a)(b)	194,196,916	387,928
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	98,888	83,828
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.850%, 12/15/2049 (a)(b)	27,275,500	1,717,435
LB-UBS Commercial Mortgage Trust
2004-C1, 4.846%, 01/15/2036 (a)(c)	750,000	620,435
2001-C3, 6.731%, 06/15/2036	3,421,765	3,496,922
Lehman Mortgage Trust
2005-2, 5.750%, 12/25/2035	1,521,458	1,388,396
2005-3, 5.500%, 01/25/2036	499,655	418,729
2006-1, 5.500%, 02/25/2036	881,099	727,946
2006-2, 5.909%, 04/25/2036 (a)	85,406	77,029
2007-4, 5.750%, 05/25/2037	4,414,737	3,825,512
2007-4, 5.750%, 05/25/2037	2,020,475	1,750,806
2007-5, 6.000%, 06/25/2037	4,132,628	2,523,801
2007-6, 5.539%, 07/25/2037 (a)	197,159	147,386
Lehman XS Trust
2005-6, 5.420%, 11/25/2035	4,735,300	4,765,984
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.692%, 05/25/2034 (a)	171,945	155,421
2004-15, 3.842%, 12/25/2034 (a)	449,974	435,626
2005-1, 2.927%, 02/25/2035 (a)	260,436	243,217
MASTR Alternative Loan Trust
2003-5, 5.903%, 08/25/2033 (a)	1,957,897	1,851,079
2003-7, 6.250%, 11/25/2033	636,806	656,292
2004-6, 5.500%, 07/25/2034	640,495	652,215
2004-6, 6.000%, 07/25/2034	602,489	624,323
2004-11, 6.500%, 10/25/2034	1,874,671	2,027,967
2006-3, 6.500%, 07/25/2036	1,630,661	1,122,320

MASTR Asset Securitization Trust
2006-1, 1.042%, 05/25/2036 (a)	1,303,947	732,936
Merrill Lynch Mortgage Investors Trust
2005-A5, 2.823%, 06/25/2035 (a)	951,402	926,726
2005-A9, 3.053%, 12/25/2035 (a)	431,960	414,832
Merrill Lynch Mortgage Trust
2005-MKB2, 6.273%, 09/12/2042 (a)(c)	1,700,000	1,520,310
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 1.090%, 10/15/2046 (a)(b)	33,865,656	1,179,033
2016-C31, 0.651%, 10/15/2026 (a)(b)	42,199,000	2,331,102
2016-C31, 1.322%, 10/15/2026 (a)(b)	21,212,500	2,130,675
2015-C23, 0.269%, 07/15/2050 (a)(b)	75,089,000	1,016,818
Morgan Stanley Capital I Trust
2016-UB11, 1.824%, 08/15/2049 (a)(b)	17,456,606	1,862,960
2016BNK2, 0.552%, 11/15/2049 (a)(b)	42,650,000	2,020,569
2016BNK2, 1.130%, 11/15/2049 (a)(b)	26,290,000	1,972,547
2016UB12, 1.841%, 12/15/2049 (a)(b)	18,303,000	1,005,071
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	628,319	614,632
2006-2, 6.500%, 02/25/2036	216,008	182,334
2006-11, 6.000%, 08/25/2036	3,553,965	3,266,736
2006-11, 6.000%, 08/25/2036	2,273,748	1,870,333
2007-8XS, 6.000%, 04/25/2037 (a)	1,973,690	1,116,906
MortgageIT Trust
2005-5, 0.902%, 12/25/2035 (a)	1,298,028	1,190,437
Nomura Asset Acceptance Corp. Alternative Loan Trust
2004-AR2, 1.702%, 10/25/2034 (a)	9,214,478	8,077,909
2005-WF1, 5.159%, 03/25/2035	997,669	1,009,469
2007-1, 5.669%, 03/25/2047	1,996,282	1,471,832
2007-1, 5.995%, 03/25/2047	1,466,175	1,080,671
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (a)	1,328,380	1,356,860
Ownit Mortgage Loan Trust
2006-2, 5.633%, 01/25/2037	1,884,898	1,876,548
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	11,245	11,275
RALI Trust
2007-QS1, 1.142%, 01/25/2037 (a)	2,772,917	1,745,916
2003-QS18, 5.000%, 09/25/2018	55,402	55,837
2004-QS6, 5.000%, 05/25/2019	46,576	46,673
2005-QS3, 5.000%, 03/25/2020	693,924	699,651
2007-QS4, 5.500%, 04/25/2022	25,743	26,211
2003-QS13, 4.000%, 07/25/2033	667,612	642,491
2004-QS2, 5.750%, 02/25/2034	6,027,545	6,187,864
2004-QS7, 0.000% Coupon, 4.404%, Effective Yield 05/25/2039 (d)	1,733,190	1,461,131
2004-QA4, 4.049%, 09/25/2034 (a)	395,195	338,320
2004-QS16, 5.500%, 12/25/2034	44,051	44,076
2005-QS16, 5.500%, 11/25/2035	194,879	174,917
2006-QS6, 6.000%, 06/25/2036	1,203,406	1,038,305
2006-QS9, 1.292%, 07/25/2036 (a)	4,156,887	2,760,691
2006-QS13, 6.000%, 09/25/2036	903,732	739,949
2006-QS13, 6.000%, 09/25/2036	6,658,763	5,451,999
2006-QS17, 0.942%, 12/25/2036 (a)	2,796,183	1,749,974
2006-QS17, 6.000%, 12/25/2036	1,109,097	946,817
2007-QS1, 6.000%, 01/25/2037	3,418,296	3,021,501
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	4,507,752	4,594,305
2005-A2, 1.042%, 03/25/2035 (a)	237,838	188,632
2005-A5, 5.500%, 05/25/2035	1,929,748	1,745,376
2005-A11, 5.500%, 10/25/2035	289,787	267,437

2005-A11, 6.000%, 10/25/2035	595,567	475,979
2006-A14C, 6.250%, 12/25/2036	166,222	151,678
RFMSI Trust
2004-S4, 4.500%, 04/25/2019	238,711	239,889
2004-S6, 4.500%, 06/25/2019	166,476	166,468
2006-S10, 5.500%, 10/25/2021	84,662	83,751
2004-S6, 6.000%, 06/25/2034	5,135,798	5,083,065
2006-S5, 6.000%, 06/25/2036	191,212	183,289
2006-S6, 6.000%, 07/25/2036	159,769	149,970
SG Commercial Mortgage Securities Trust
2016-C5, 1.075%, 10/13/2048 (a)(b)	17,959,500	1,316,112
STARM Mortgage Loan Trust
2007-S1, 3.205%, 01/25/2037 (a)	1,629,981	1,523,374
Structured Adjustable Rate Mortgage Loan Trust
2005-21, 3.477%, 11/25/2035 (a)	1,366,454	1,138,187
2005-21, 3.191%, 11/25/2035 (a)	5,249,990	4,226,573
2006-12, 4.025%, 01/25/2037 (a)	1,525,925	1,221,617
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	640,813	644,476
2004-9XS, 5.560%, 05/25/2034	4,074	4,072
2004-18H, 4.750%, 10/25/2034	1,160,461	1,167,752
2005-17, 5.500%, 10/25/2035	804,292	821,328
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	374,031	325,111
Thornburg Mortgage Securities Trust
2004-1, 2.257%, 03/25/2044 (a)	697,906	624,555
UBS Commercial Mortgage Trust
2012-C1, 5.731%, 05/10/2045 (a)	2,000,000	2,004,960
UBS-Barclays Commercial Mortgage Trust
2012-C2, 1.789%, 05/10/2063 (a)(b)	33,327,840	1,677,244
2012-C2, 5.043%, 05/10/2063 (a)	1,119,403	1,157,733
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	63,369	66,824
2007-HY7, 2.876%, 07/25/2037 (a)	711,986	604,837
Washington Mutual Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	1,621,589	1,642,147
2005-6, 6.500%, 08/25/2035	845,046	787,347
2005-9, 5.500%, 11/25/2035	1,200,688	1,095,042
2007-HY2, 3.059%, 04/25/2037 (a)	2,843,685	1,962,464
Wells Fargo Alternative Loan
2007-PA1, 6.000%, 03/25/2037	1,674,119	1,491,394
Wells Fargo Commercial Mortgage Trust
2016-LC24, 1.160%, 10/15/2049 (a)(b)	11,717,835	953,060
2016-NXS6, 1.808%, 11/15/2049(a)(b)	24,750,000	2,635,892
Wells Fargo Mortgage Backed Securities Trust
2006-11, 6.000%, 09/25/2036	975,628	945,853
2007-13, 6.000%, 09/25/2037	686,849	693,322
2005-AR4, 2.997%, 04/25/2035 (a)	1,305,222	1,294,898
2005-AR5, 3.070%, 04/25/2035 (a)	966,532	959,414
2005-7, 5.250%, 09/25/2035	553,000	556,672
2005-9, 5.250%, 10/25/2035	590,758	596,227
2005-9, 5.500%, 10/25/2035	2,016,513	2,056,516
2005-12, 5.500%, 11/25/2035	1,467,464	1,486,631
2006-4, 1.292%, 04/25/2036 (a)	716,597	693,895
2006-4, 5.750%, 04/25/2036	615,776	614,214
2006-AR18, 3.051%, 11/25/2036 (a)	480,440	452,251
2007-12, 5.500%, 09/25/2037	1,747,362	1,758,731
WFRBS Commercial Mortgage Trust
2012-C8, 5.060%, 08/17/2045 (a)	2,500,000	2,372,824

2012-C10, 2.077%, 12/15/2045 (a)(b)	19,480,375	1,382,179
2012-C9, 4.803%, 11/17/2045 (a)	3,936,000	3,760,821

TOTAL MORTGAGE BACKED SECURITIES (Cost $375,554,745)		372,421,689

MUNICIPAL BONDS - 35.16%
Alabama - 1.51%
Alabama Federal Aid Highway Finance Authority
5.000%, 09/01/2036	10,000,000	11,298,900
Alaska - 0.19%
Borough of North Slope, AK
5.426%, 06/30/2023	1,235,000	1,394,784
Arizona - 1.77%
Arizona State University
5.000%, 07/01/2035	1,425,000	1,600,018
5.000%, 07/01/2036	1,000,000	1,119,360
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034 (a)	665,000	824,507
5.500%, 07/01/2033 (a)	825,000	1,020,508
5.500%, 07/01/2031	730,000	898,353
University of Arizona
5.000%, 06/01/2042	7,000,000	7,829,570
		13,292,316
California - 3.43%
Baldwin Park/Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	1,555,000	1,845,038
Citrus Community College District
0.000%, 06/01/2033	1,000,000	522,140
City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,976,631
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	544,355
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,622,272
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,475,479
Clovis Unified School District
0.000%, 08/01/2027	1,025,000	705,979
Contra Costa County Public Financing Authority
6.900%, 06/01/2035	580,000	628,152
County of Fresno, CA
0.000%, 08/15/2020	1,430,000	1,290,761
Golden State Tobacco Securitization Corp.
0.000%, 06/01/2047	32,200,000	2,358,328
Los Angeles County Metropolitan Transportation Authority
5.000%, 06/01/2036	1,000,000	1,138,400
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,044,010
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	330,388
State of California
5.000%, 09/01/2035	5,000,000	5,636,200
5.250%, 08/01/2032	895,000	1,085,125
Yosemite Community College District
0.000%, 08/01/2034	1,000,000	490,120
		25,693,378
Colorado - 0.15%
Board of Governors of Colorado State University System
5.000%, 03/01/2029	1,000,000	1,138,610

Florida - 1.97%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	765,986
0.000%, 10/01/2027	4,610,000	2,870,924
County of Miami-Dade, FL
5.000%, 07/01/2036	10,000,000	11,159,200
		14,796,110
Hawaii - 0.31%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,995,000	2,354,299
Illinois - 2.14%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	555,792
Chicago Board of Education
0.000%, 12/01/2022	1,190,000	948,144
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	1,665,000	2,001,580
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	192,483
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,038,304
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,000,000	2,196,180
Regional Transportation Authority
0.000%, 07/01/2033	5,000,000	6,211,250
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	821,510
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	739,645
Will County Elementary School District No. 122
5.250%, 10/01/2023	310,000	312,871
		16,017,759
Indiana - 2.39%
Carmel Local Public Improvement Bond Bank
5.000%, 01/15/2036	2,000,000	2,248,200
Indiana Finance Authority
5.000%, 10/01/2041	4,000,000	4,366,200
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,435,000	2,655,319
5.000%, 01/01/2036	6,340,000	6,950,922
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,734,552
		17,955,193
Kentucky - 1.34%
County of Warren, KY
3.921%, 12/01/2031	750,000	744,652
4.397%, 12/01/2038	1,500,000	1,522,305
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,269,853
Louisville Regional Airport Authority
3.483%, 07/01/2023	1,000,000	1,036,250
3.683%, 07/01/2024	5,250,000	5,484,570
		10,057,630
Louisiana - 0.74%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,144,330
State of Louisiana
5.000%, 09/01/2035	4,000,000	4,421,760
		5,566,090

Massachusetts - 0.08%
Massachusetts State College Building Authority
5.932%, 05/01/2040	490,000	585,236
Michigan - 1.83%
Detroit City School District
5.250%, 05/01/2027	1,065,000	1,231,374
7.747%, 05/01/2039	1,890,000	2,456,679
Michigan Finance Authority
2.394%, 11/01/2023	1,240,000	1,193,984
6.396%, 09/01/2024	1,270,000	1,542,008
Romeo Community School District
5.000%, 05/01/2036	1,050,000	1,162,844
State of Michigan
5.000%, 03/15/2027	1,000,000	1,157,500
Ypsilanti Michigan School District
2.620%, 05/01/2023	5,000,000	4,954,250
		13,698,639
Missouri - 0.45%
St. Louis School District
5.950%, 04/01/2024	235,000	275,483
6.100%, 04/01/2025	2,625,000	3,119,183
		3,394,666
Nevada - 0.25%
Clark County School District
5.510%, 06/15/2024	1,680,000	1,899,038
New Jersey - 1.13%
New Jersey Economic Development Authority
0.000%, 02/15/2023	1,918,000	1,495,944
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,145,000	1,107,112
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	8,555,000	5,860,432
		8,463,488
New York - 3.03%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	972,445
Monroe County Industrial Development Corp.
3.622%, 07/01/2024	2,475,000	2,539,969
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,471,680
New York City Transitional Finance Authority Future Tax Secured Revenue
3.010%, 08/01/2024	2,295,000	2,301,816
3.150%, 11/01/2025	1,075,000	1,080,483
New York State Dormitory Authority
5.000%, 02/15/2034	10,000,000	11,320,300
		22,686,693
Ohio - 0.42%
Cincinnati City School District
5.250%, 12/01/2030	2,100,000	2,553,222
Sycamore Community City School District
5.850%, 12/01/2028	500,000	603,345
		3,156,567
Oregon - 0.26%
Washington County School District No. 15 Forest Grove
5.909%, 06/15/2026	1,570,000	1,917,488
Pennsylvania - 3.21%
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,024,850
3.677%, 11/15/2025	1,000,000	1,032,470

City of Harrisburg, PA
0.000%, 04/01/2019	380,000	363,489
City of York, PA
0.000%, 02/01/2023	740,000	613,031
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	3,330,000	3,875,987
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,113,448
5.000%, 12/31/2030	1,000,000	1,054,410
5.201%, 06/15/2020	1,290,000	1,379,242
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	1,200,000	1,415,292
0.000%, 12/01/2030	1,735,000	2,050,752
6.250%, 06/01/2033	4,315,000	5,313,146
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,795,000	4,809,560
		24,045,677
Puerto Rico - 0.07%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	555,324
South Carolina - 0.63%
City of Greer, SC
5.500%, 09/01/2032	2,000,000	2,463,200
South Carolina Public Service Authority
5.000%, 12/01/2035	2,015,000	2,253,516
		4,716,716
Tennessee - 0.18%
Metropolitan Nashville Airport Authority
5.000%, 07/01/2035	1,175,000	1,320,254
Texas - 6.15%
Central Texas Turnpike System
0.000%, 08/15/2027	1,925,000	1,356,470
City of Dallas, TX
0.000%, 02/15/2030	1,640,000	950,446
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2036	5,400,000	6,130,566
City of El Paso, TX
5.000%, 08/15/2036	860,000	959,992
5.000%, 08/15/2035	3,085,000	3,454,429
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,802,400
County of Galveston, TX
5.905%, 02/01/2029	2,565,000	3,015,491
County of Harris, TX
5.000%, 08/15/2035	5,000,000	5,642,550
New Hope Cultural Education Facilities Finance Corp.
4.000%, 08/01/2020	820,000	834,957
North Texas Municipal Water District Water System Revenue
5.000%, 09/01/2035	5,000,000	5,689,400
North Texas Tollway Authority
0.000%, 01/01/2031	6,875,000	3,964,812
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	5,000,000	5,822,850
Texas Public Finance Authority
5.250%, 07/01/2017	500,000	500,625
8.250%, 07/01/2024	1,900,000	1,998,078
Texas Water Development Board
5.000%, 10/15/2034	1,730,000	1,993,081
		46,116,147

Utah - 0.13%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	995,230
Washington - 0.25%
Chelan County Public Utility District No. 1
0.000%, 06/01/2029	2,990,000	1,896,228
West Virginia - 0.28%
West Virginia University
0.000%, 04/01/2030	3,460,000	2,092,712
Wisconsin - 0.87%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,698,014
5.000%, 03/01/2041	4,350,000	4,788,872
		6,486,886
TOTAL MUNICIPAL BONDS (Cost $272,488,662)		263,592,058

US GOVERNMENT NOTE/BOND - 1.93%
United States Treasury Note/Bond
1.625%, 10/31/2023	15,000,000	14,479,680
TOTAL US GOVERNMENT NOTE/BOND (Cost $14,972,345)		14,479,680

MUTUAL FUNDS - 0.27%
Invesco High Income Trust II	143,246	2,015,471
TOTAL MUTUAL FUNDS (Cost $1,996,022)		2,015,471

SHORT-TERM INVESTMENTS - 2.85%
First American Treasury Obligations Fund - Class Z, 2.40% (e)	21,367,075	21,367,075
TOTAL SHORT-TERM INVESTMENTS (Cost $21,367,075)		21,367,075

Total Investments (Cost $768,997,850) - 100.99%		757,148,230
Liabilities in Excess of Other Assets - (0.99)%		(7,428,036)
TOTAL NET ASSETS - 100.00%		$749,720,194

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2016.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	This security is deemed to be illiquid. The aggregate value of these securities,
$2,140,745, represents 0.29% of net assets.
(d)	Represents a principal-only security that entitles holders to receive only prinicpal payments on underlying mortgages.
(e)	Seven day yield as of November 30, 2016.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$768,997,850
Gross unrealized appreciation	7,142,458
Gross unrealized depreciation	(18,992,078)
Net unrealized depreciation	$(11,849,620)	$(768,997,850)

*Because tax adjustments are calculated annually at the end of the fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Performance Trust Mutual Funds (the "Funds") are comprised of the Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust.  The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation.  The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.  The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the Institutional Class shares.  As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC  (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$71,251,183	$-	$71,251,183
Corporate Bonds	-	12,021,074	-	12,021,074
Mortgage Backed Securities	-	372,421,689	-	372,421,689
Municipal Bonds	-	263,592,058	-	263,592,058
Total Fixed Income	-	719,286,004	-	719,286,004

Equity
Mutual Funds	2,015,471	-	-	2,015,471
Total Equity	2,015,471	-	-	2,015,471
US Government Note/Bond	14,479,680			14,479,680
Money Market Funds	21,367,075	-	-	21,367,075
Total Investments In Securities	$37,862,226	$719,286,004	$-	$757,148,230

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2016.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.
For the period ended November 30, 2016, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2016 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 94.61%
Alabama - 0.70%
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	$1,093,782
Alaska - 1.42%
Alaska International Airport System
5.000%, 10/01/2035	1,000,000	1,089,180
State of Alaska
5.000%, 08/01/2031	1,000,000	1,125,440
		2,214,620
Arizona - 0.75%
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	405,093
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	558,300
Industrial Development Authority of the County of Pima
6.500%, 04/01/2026	200,000	200,358
		1,163,751
Arkansas - 0.75%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	448,900
Pulaski County Public Facilities Board
5.250%, 07/01/2024	675,000	710,957
		1,159,857
California - 7.76%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	272,885
Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	268,182
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	870,375
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	328,288
Clovis Unified School District
0.000%, 08/01/2023	945,000	779,691
Corona-Norca Unified School District
0.000%, 08/01/2024	480,000	378,710
El Segundo Unified School District
0.000%, 08/01/2023	545,000	453,222
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	411,085
Golden State Tobacco Securitization Corp.
0.000%, 06/01/2047	9,200,000	673,808
5.000%, 06/01/2029	535,000	591,352
Los Angeles County Metropolitan Transportation Authority
5.000%, 06/01/2036	1,000,000	1,138,400
McKinleyville Union School District
0.000%, 08/01/2046	3,975,000	484,115

M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,527,523
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	215,000	190,247
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	324,270
Redondo Beach Unified School District
0.000%, 08/01/2031	800,000	744,960
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	588,934
San Juan Unified School District
0.000%, 08/01/2022	500,000	432,035
Saratoga Union School District
0.000%, 09/01/2023	510,000	425,677
Simi Valley Unified School District
5.000%, 08/01/2027	1,000,000	1,167,500
		12,051,259
Colorado - 1.15%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	573,755
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	414,120
0.000%, 09/01/2023	270,000	213,988
0.000%, 09/01/2022	700,000	581,105
		1,782,968
Connecticut - 1.53%
Connecticut State Health & Educational Facility Authority
2.875%, 09/01/2020	900,000	882,270
5.000%, 07/01/2026	345,000	377,354
State of Connecticut
5.000%, 03/15/2032	1,000,000	1,114,550
		2,374,174
District of Columbia - 0.73%
District of Columbia
5.000%, 04/01/2030	1,000,000	1,131,990
Florida - 5.25%
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	638,165
City of Belle Isle, FL
5.500%, 10/01/2022	325,000	337,955
City of Hialeah, FL
5.000%, 12/01/2029	500,000	569,820
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,209,200
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2026	510,000	575,453
5.000%, 10/01/2027	515,000	565,589
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	631,355
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	897,296
Key West Utility Board
5.000%, 10/01/2023	500,000	585,460

Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	672,588
Tampa Bay Water
6.000%, 10/01/2029	1,000,000	1,302,010
Venetian Community Development District
5.000%, 05/01/2023	165,000	170,273
		8,155,164
Georgia - 2.22%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	410,016
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,025,000	1,222,241
Floyd County Hospital Authority
5.000%, 07/01/2034	1,000,000	1,126,290
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	685,007
		3,443,554
Guam - 0.69%
Guam Government Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,073,530
Hawaii - 1.66%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,180,100
State of Hawaii
5.000%, 08/01/2023	500,000	583,190
University of Hawaii
5.000%, 10/01/2024	700,000	821,443
		2,584,733
Idaho - 0.06%
Idaho Health Facilities Authority
6.000%, 10/01/2021	100,000	100,088
Illinois - 7.54%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	1,200,000	952,692
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2024	475,000	366,572
0.000%, 12/01/2023	960,000	787,728
Chicago Board of Education
0.000%, 12/01/2022	550,000	438,218
Chicago O'Hare International Airport
5.000%, 01/01/2029	450,000	487,224
Chicago Transit Authority
5.000%, 06/01/2024	750,000	828,225
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	703,239
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	805,770
Illinois Finance Authority
0.000%, 07/15/2025	1,000,000	772,510
5.000%, 11/01/2027	230,000	248,430
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2021	875,000	788,576
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	1,745,000	1,141,980
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,098,090

Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	580,000	668,085
State of Illinois
5.000%, 06/15/2023	1,035,000	1,179,910
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	388,135
0.000%, 11/01/2020	60,000	55,686
		11,711,070
Indiana - 7.29%
Carmel Local Public Improvement Bond Bank
5.000%, 01/15/2036	1,000,000	1,124,100
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	586,980
City of Whiting, IN
5.250%, 01/01/2021	1,000,000	1,119,410
Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	446,195
Decatur Township Multi-School Building Corp.
5.000%, 07/15/2027	1,200,000	1,389,780
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,069,950
5.500%, 11/15/2026	500,000	554,610
6.000%, 08/01/2039	1,135,000	1,234,574
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,107,840
New Albany Floyd County School Building Corp.
5.000%, 07/15/2023	250,000	287,205
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,252,277
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	574,080
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	573,440
		11,320,441
Kentucky - 2.16%
Grant County School District Finance Corp.
1.400%, 08/01/2022	445,000	413,547
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,008,960
5.750%, 06/01/2025	735,000	807,361
Kentucky State Property & Building Commission
5.000%, 11/01/2028	1,000,000	1,134,480
		3,364,348

Louisiana - 2.92%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,127,980
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	472,902
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	815,443
Louisiana State Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	568,135
State of Louisiana
5.000%, 09/01/2035	1,000,000	1,105,440
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	442,656
		4,532,556
Maryland - 0.15%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	228,694
Massachusetts - 0.10%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	150,000	157,686
Michigan - 4.50%
Battle Creek School District
5.000%, 05/01/2037	775,000	847,943
Brandon School District
5.000%, 05/01/2032	1,000,000	1,113,000
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,106,700
Detroit City School District
5.250%, 05/01/2027	650,000	751,543
Michigan Finance Authority
3.875%, 10/01/2023	250,000	257,782
5.000%, 05/01/2021	300,000	330,570
Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,033,821
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,157,240
Sturgis Public School District
5.000%, 05/01/2024	340,000	394,142
		6,992,741
Mississippi - 0.58%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	897,416

Missouri - 0.39%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	612,713
Nevada - 1.30%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,306,503
City of Reno, NV
5.000%, 06/01/2023	625,000	708,844
		2,015,347
New Jersey - 1.52%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	532,928
New Jersey Economic Development Authority
5.000%, 06/15/2023	550,000	594,577
5.500%, 01/01/2027	300,000	329,022
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	544,715
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	370,000	253,461
5.500%, 06/15/2031	100,000	108,524
		2,363,227
New York - 4.52%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	337,152
5.000%, 08/01/2029	200,000	221,754
5.000%, 08/01/2024	235,000	266,582
5.000%, 08/01/2026	350,000	395,591
Housing Development Corp.
3.500%, 02/15/2048	1,000,000	992,330
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 05/01/2040	1,500,000	1,664,985
New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	712,797
New York State Urban Development Corp.
5.000%, 03/15/2026	1,000,000	1,182,200
New York Transportation Development Corp.
5.250%, 01/01/2050	500,000	513,805
Port Authority of New York & New Jersey
5.000%, 10/15/2027	645,000	734,236
		7,021,432
North Carolina - 0.77%
North Carolina Medical Care Commission
5.000%, 06/01/2028	500,000	603,600
Raleigh Durham Airport Authority
5.000%, 05/01/2028	525,000	592,499
		1,196,099
North Dakota - 0.90%
City of Mandan, ND
2.750%, 09/01/2041	1,435,000	1,401,981
Ohio - 7.48%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	337,299
City of Akron, OH
5.000%, 12/01/2022	540,000	619,834

City of Cleveland, OH
5.000%, 10/01/2037	1,000,000	1,104,330
City of Cleveland, OH Airport System Revenue
5.000%, 01/01/2024	1,050,000	1,203,058
Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,092,612
Columbus City School District
5.000%, 12/01/2032	1,000,000	1,141,030
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,152,470
County of Franklin, OH
5.000%, 05/15/2027	635,000	733,203
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,181,980
Cleveland - Cuyanoga County Port Authority
5.000%, 08/01/2022	500,000	558,810
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,335,913
Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,163,400
		11,623,939
Oregon - 0.63%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	506,610
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	472,938
		979,548
Pennsylvania - 5.23%
Delaware County Authority
5.000%, 06/01/2023	200,000	202,884
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,490,000	1,734,300
Hopewell Area School District
0.000%, 09/01/2026	900,000	638,865
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	803,580
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	276,545
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	1,645,000	1,940,129
0.000%, 12/01/2030	450,000	531,896
State Public School Building Authority
5.000%, 06/01/2031	2,000,000	2,000,000
		8,128,199
Puerto Rico - 1.14%
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	945,000	1,165,903
6.000%, 08/01/2026	490,000	604,543
		1,770,446
Rhode Island - 1.49%
Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	571,275
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	563,765

Rhode Island Student Loan Authority
5.000%, 12/01/2023	750,000	826,050
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	350,000	348,891
		2,309,981
South Carolina - 1.92%
City of Greer, SC
5.500%, 09/01/2032	1,000,000	1,231,600
South Carolina Public Service Authority
5.000%, 12/01/2035	1,000,000	1,118,370
5.000%, 12/01/2030	560,000	639,957
		2,989,927
Texas - 11.36%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,190,781
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,128,030
Austin Community College District
5.000%, 08/01/2024	730,000	859,203
Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,153,602
City of Austin, TX Airport System Revenue
5.000%, 11/15/2033	500,000	546,535
County of Harris, TX
5.000%, 08/15/2034	1,000,000	1,132,030
Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	919,837
0.000%, 08/15/2025	555,000	424,753
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	555,275
Laredo Community College District
5.000%, 08/01/2029	885,000	1,008,157
Lower Colorado River Authority
5.000%, 05/15/2032	1,000,000	1,112,080

New Hope Cultural Education Facilities Finance Corp.
3.000%, 11/15/2018	600,000	594,732
5.000%, 07/01/2046	1,000,000	1,044,040
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,248,257
Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,174,228
South Texas College
5.000%, 08/15/2032	1,000,000	1,147,490
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,254,330
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,164,570
		17,657,930
Utah - 1.40%
County of Weber, UT
5.750%, 01/15/2033	575,000	678,494
University of Utah
5.000%, 08/01/2031	1,000,000	1,152,950
Utah Charter School Finance Authority
6.300%, 07/15/2032	335,000	348,420
		2,179,864
Vermont - 0.14%
Vermont Economic Development Authority
5.000%, 05/01/2021	200,000	216,472
Virginia - 0.99%
Fairfax County Industrial Development Authority
5.000%, 05/15/2031	1,000,000	1,127,450
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	142,831
5.000%, 01/01/2027	250,000	266,353
		1,536,634
Washington - 2.68%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	326,795
Port of Seattle, WA
5.000%, 04/01/2022	500,000	564,575
State of Washington
5.000%, 06/01/2040	1,000,000	1,113,390
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,147,820
Washington State Housing Finance Commission
4.375%, 01/01/2021	1,000,000	1,008,750
		4,161,330
Wisconsin - 0.84%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	691,554
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	535,000	617,845
		1,309,399
TOTAL MUNICIPAL BONDS (Cost $149,631,469)		147,008,890

Total Investments (Cost $149,631,469) - 94.61%		147,008,890
Other Assets in Excess of Liabilities - 5.39%		8,369,885
TOTAL NET ASSETS - 100.00%		$155,378,775

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$149,631,469
Gross unrealized appreciation	1,964,678
Gross unrealized depreciation	(4,587,257)
Net unrealized depreciation	$(2,622,579)

*Because tax adjustments are calculated annually at the end of the fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Performance Trust Mutual Funds (the "Funds") are comprised of the Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust.  The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation.  The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.  The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.  The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,  (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated  tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness  of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or  premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$147,008,890	$-	$147,008,890
Total Fixed Income	-	147,008,890	-	147,008,890

Short-Term Investment	-	-	-	-

Total Investments In Securities	$-	$147,008,890	$-	$147,008,890

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2016.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.
For the period ended November 30, 2016, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  January 25, 2017

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 25, 2017

* Print the name and title of each signing officer under his or her signature.